(ICON)
Prudential
Jennison
Growth
Fund
SEMI
ANNUAL
REPORT

March 31, 1998
(LOGO)

Prudential Jennison Growth Fund
A Series of the Prudential Jennison Series Fund,
Inc.

Performance At A Glance.
Over the six-month period ended March 31, 1998, the Prudential Jennison Growth
Fund provided an excellent return by historical standards. Our financial stocks benefited from low interest rates and inflation, and our consumer staples and pharmaceutical holdings also delivered dependable earnings. Although we performed in line with the average Lipper Growth
Fund over the six-month
period, over the past 12 months our returns averaged nearly 10 percentage points higher than the Lipper average.

Cumulative Total Returns1
As of 3/31/98

                                Six        One
Five        Since
                               Months      Year
Years     Inception2
Class A                        11.51%     53.78%
N/A        71.61%
Class B                        11.05      52.69
N/A        68.57
Class C                        11.05      52.69
N/A        68.57
Class Z                        11.60      54.09
157.69%    188.36
Lipper Growth Fund Avg.3       11.55      42.90
137.63       ***

Average Annual Total Returns1
As of 3/31/98

                                           One
Five        Since
                                           Year
Years     Inception2
Class A                                   46.09%
N/A         22.49%
Class B                                   47.69
N/A         23.28
Class C                                   51.69
N/A         24.20
Class Z                                   54.09
20.85%      21.67

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class
Z shares are not subject to a
sales charge or a distribution fee.

2Inception dates: 11/2/95 for Class A, B, and C shares; 4/15/96 for Class Z shares. On 9/20/96, The Prudential Institutional
Fund - Growth Stock Fund
merged into the Prudential Jennison Growth Fund,
Class Z shares. Performance
prior to 9/20/96 is for the Growth Stock Fund, which had an inception date of 11/5/92.

3Lipper returns are for all funds in each share class for the six-month, 1-, and 5-year periods.

***Lipper Since Inception returns are 72.47% for
Classes A, B, and C and
159.80% for Class Z and are for all funds in each share class.

     How Investments Compared.
         (As of 3/31/98)
             (GRAPH)
   U.S.     General     General       U.S.
  Growth     Bond      Muni Debt     Taxable
  Funds      Funds       Funds     Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

David Poiesz, Fund Manager
Peter Reinemann, Associate Fund Manager

Portfolio
Managers'     (PICTURES)
Report

The Prudential Jennison Growth Fund invests primarily in stocks of medium and large companies (generally those with a total market value of more than $1 billion) that we believe have above-average prospects for growth. The Fund may also invest in stocks of foreign companies, investment-grade bonds, and securities issued or backed by the U.S.
government and its agencies, such as
mortgage-backed securities. There can be no assurance that the Fund will achieve its investment objective.

Strategy Session.
Drugs. Our drug stocks paid off handsomely. Our largest holding, Pfizer, which recently released Viagra on the market, had the second-best return in the portfolio (the share price rose 67% over the six-month period), and therefore had the largest total impact. We expect that the public enthusiasm for some of
Pfizer's new drugs will eventually run its course, so we have taken some profits and trimmed back our exposure. The prices of our other drug holdings fluctuated due to takeover speculation
(SmithKline Beecham) and concern about
new product launches (Eli Lilly). We have used these opportunities to cut back on those with takeover speculation and have added to those with short-term controversy -- selling on the highs and buying on the lows.

Financials. We still like financial stocks.
Stable interest rates and inflation
have fostered solid business performance. We believe the stock prices have room for further gains as the sector faces consolidation and productivity improvements.

Technology. Some technology stocks have done very well while others have been hurt by transitions to new products, inventory problems, and the economic slowdown in Asia. Temporary problems can present opportunities to buy at attractive prices because other investors focus on one or two quarters of earnings while we look out four to six quarters.
Technology stocks have been
under pressure since late 1995 and appear poised to improve in the near future.

Our Investment Style.
We are growth investors with a difference.
Jennison tries to identify stocks'
potential for earnings growth over the coming 12 to 18 months. We look for firms that can control their own destinies and have room to grow, so we tend to focus on medium- to large-sized companies.
Because we use a longer time
horizon than many growth investors, we can weather the turbulence, or even benefit, when a well-managed company has a short-term disappointment.

    Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 3/31/98.
          (PIE CHART)

What Went Well.

A Time For Strong Performers.
A broad range of stocks in almost all of our favorite sectors contributed excellent returns over the six months. In addition to Pfizer, big contributors included technology stocks Cisco Systems, Dell
Computer, SAP AG, Microsoft,
and Tellabs (some of whose products allow phone signals to be transmitted over cable TV lines). Each had earnings growth at or above expectations, despite the Asian economic difficulties.

Among drug companies, SmithKline Beecham was the subject of takeover speculation, to the benefit of our portfolio. We also profited by realizing early that Monsanto should be priced like a drug company on the basis of its ownership of Searle. Other investors are beginning to recognize the emerging pharma-ceutical story in this company.

Other strong performances came from Morgan
Stanley, Dean Witter & Co., a
financial services company; Vodafone Group, the U.K.-based wireless communications company; Clear Channel
Communications, media and broadcasting;
and General Electric, which continues to perform well despite a big run in the stock. General Electric rose 28% during the reporting period, an unusually fast pace for such a large company.

And Not So Well.

Poor Performers Dropped.
We eliminated several poor performers from the portfolio. Reuters Holdings was sold because we no longer believe it can reach our revenue growth goals for the company. Phycor had planned to merge with MedPartners until MedPartners announced a large charge against its earnings that drove its stock down 50%.
We believe this revealed risks in Phycor's long-term business model. We also lost confidence in Corporate Express' ability to take advantage of its opportunities with its current management.

The main issue that affected many of our holdings was the impact of Asian events on the short-term earnings growth of many of our technology holdings.
The stocks affected ranged from Compaq and Hewlett Packard to Intel, Texas
Instruments, and Applied Materials. We believe this issue is a short-term concern and will be addressed by inventory corrections over a three- to six-month period, after which the strong underpinnings of their businesses should re-emerge.

  Five Largest Holdings.

3.5%           Pfizer, Inc.
               Pharmaceuticals
2.8%           Chase Manhattan Corp.
               Banks & Financial Svcs.
2.6%           General Electric Co.
               Diversified Operations
2.5%           Cisco Systems, Inc.
               Networking
2.2%           Morgan Stanley,
               Dean Witter & Co.
               Banks & Financial Svcs.

Expressed as a percentage of net assets as of 3/31/98.

Looking Ahead.
We believe stock selection will continue to be critical in technology for a while. Profitable investments in the sector can be made by paying careful attention to the price for which a company is selling. We are currently at the lower end of our historical weighting range, so we expect to increase our holdings.

We still like our drug holdings, but will actively manage both the companies and their weightings according to our views about their changing growth opportunities. The huge success of Pfizer, based upon expectations of its new drug, Viagra, will require careful analysis.

Financials also remain attractive. Both the
broad-based companies resulting
from consolidations and focused niche players
should be strong performers as
long as interest rates and inflation remain
favorable.
------------------------------------------------
-------------------------------
                               1

President's Letter
May 15, 1998
(PHOTO)
                         See You On the Net!
Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so.
Yes, we currently offer two
sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net
News (February 1998), a
subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine
(Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in
Prudential Online(R) and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional
opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------
-------------------------------
                                2

Portfolio of Investments
PRUDENTIAL JENNISON SERIES FUND, INC.
as of March 31, 1998 (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
------------

Shares       Description
Value (Note 1)
------------------------------------------------
------------
LONG-TERM INVESTMENTS--98.4%
COMMON STOCKS--98.4%
------------------------------------------------
------------
Aerospace/Defense--1.7%
 502,400     Boeing Co.
$   26,187,600
------------------------------------------------
------------
Banks & Financial Services--12.7%
 324,400     Chase Manhattan Corp.
43,753,450
 134,800     Citicorp
19,141,600
 233,000     Fleet Financial Group, Inc.
19,819,562
 682,550     MBNA Corp.
24,443,822
  83,500     Merrill Lynch & Co., Inc.
6,930,500
 477,490     Morgan Stanley, Dean Witter & Co.
34,797,084
 435,900     Schwab (Charles) Corp.
16,564,200
 468,300     Washington Mutual, Inc.
33,585,891

--------------

199,036,109
------------------------------------------------
------------
Business Services--4.5%
 637,625     Cendant Corp.(a)
25,265,891
 430,400     Gartner Group, Inc.(a)
16,086,200
 377,600     Mastering, Inc.(a)
4,248,000
 531,800     Omnicom Group, Inc.
25,027,837

--------------

70,627,928
------------------------------------------------
------------
Cellular Communications--1.2%
 182,300     Vodafone Group PLC (ADR)
                (United Kingdom)
18,936,413
------------------------------------------------
------------
Chemicals--2.0%
 609,700     Monsanto Co.
31,704,400
------------------------------------------------
------------
Computer Systems/Peripherals--7.8%
 917,000     Compaq Computer Corp.(a)
23,727,375
 444,500     Dell Computer Corp.(a)
30,114,875
 387,100     Diebold, Inc.
17,032,400
 401,600     Hewlett-Packard Co.
25,451,400
 508,200     Symbol Technologies, Inc.
24,997,088

--------------

121,323,138
Diversified Operations--2.6%
 470,300     General Electric Co.
$   40,533,981
------------------------------------------------
------------
EDP Software & Services--5.8%
 344,700     Intuit, Inc.(a)
16,674,863
 357,800     Microsoft Corp.(a)
32,023,100
 584,400     Parametric Technology Corp. (a)
19,467,825
 160,200     SAP AG (ADR)(Germany)
22,687,636

--------------

90,853,424
------------------------------------------------
------------
Electronic Components--3.3%
 290,800     Intel Corp.
22,700,575
 651,500     International Rectifier Corp.(a)
7,655,125
 388,600     Texas Instruments, Inc.
21,032,975

--------------

51,388,675
------------------------------------------------
------------
Health Care Services--1.1%
 599,200     Healthsouth Corp.(a)
16,815,050
------------------------------------------------
------------
Hotels--3.4%
 982,400     Hilton Hotels Corp.
31,314,000
 473,400     Promus Hotel Corp.(a)
22,604,850

--------------

53,918,850
------------------------------------------------
------------
Household & Personal Care Products--1.6%
 209,700     Gillette Co.
24,888,769
------------------------------------------------
------------
Industrial Technology/Instruments--1.9%
 473,300     Applied Materials, Inc.(a)
16,713,406
 350,700     KLA Tencor Corp.(a)
13,414,275

--------------

30,127,681

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments
PRUDENTIAL JENNISON SERIES FUND, INC.
as of March 31, 1998 (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
------------

Shares       Description
Value (Note 1)
------------------------------------------------
------------
Insurance--6.8%
 566,400     ACE, Ltd.
$   21,346,200
 249,700     MGIC Investment Corp.
16,402,169
 701,666     Mutual Risk Management, Ltd.
23,768,936
 493,800     Provident Companies, Inc.
16,943,512
 511,100     UNUM Corp.
28,206,331

--------------

106,667,148
------------------------------------------------
------------
Machinery--1.4%
 325,300     Case Corp.
22,161,063
------------------------------------------------
------------
Media--4.9%
 551,300     CBS Corp.
18,709,744
 256,900     Clear Channel
                Communications, Inc.(a)
25,176,200
 311,900     The Walt Disney Co.
33,295,325

--------------

77,181,269
------------------------------------------------
------------
Networking--3.4%
 386,400     3Com Corp.(a)
13,886,250
 584,500     Cisco Systems, Inc.(a)
39,965,187

--------------

53,851,437
------------------------------------------------
------------
Oil Services--1.5%
 305,600     Schlumberger, Ltd.
23,149,200
------------------------------------------------
------------
Pharmaceuticals--11.3%
 255,800     American Home Products Corp.
24,396,925
 425,100     Eli Lilly & Co.
25,346,587
 555,300     Pfizer, Inc.
55,356,469
 337,800     Schering Plough Corp.
27,594,037
 364,700     Smithkline Beecham, PLC (ADR)
                (United Kingdom)
22,816,544
 131,400     Warner-Lambert Co.
22,379,062

--------------

177,889,624
------------------------------------------------
------------
Retail--8.9%
 564,000     AutoZone, Inc.(a)
19,105,500
 548,906     Dollar General Corp.
21,235,810
 537,150     Gap, Inc.
$   24,171,750
 405,300     Home Depot, Inc.
27,332,419
 253,600     Kohl's Corp.(a)
20,731,800
 462,800     Sears, Roebuck & Co.
26,582,075

--------------

139,159,354
------------------------------------------------
------------
Telecommunications--3.6%
 508,800     AirTouch Communications, Inc.(a)
24,899,400
 712,100     WorldCom Inc.(a)
30,664,806

--------------

55,564,206
------------------------------------------------
------------
Telecommunications Equipment--5.6%
 510,700     Ciena Corp.(a)
21,768,588
 198,200     Motorola, Inc.
12,015,875
 194,700     Nokia Corp. (ADR) (Finland)
21,015,431
 501,600     Tellabs, Inc.(a)
33,669,900

--------------

88,469,794
------------------------------------------------
------------
Trucking & Shipping--1.4%
 316,700     FDX Corp.(a)
22,525,288
             Total long-term investments
                (cost $1,124,333,254)
1,542,960,401

--------------
Principal
Amount
(000)
------------------------------------------------
------------
SHORT-TERM INVESTMENT--1.5%
Repurchase Agreement--1.5%
$ 23,887     State Street Bank & Trust Co.,
                5.00%, due 4/1/98, in the
                amount of $23,890,318 (cost
                $23,887,000; value of the
                collateral including accrued
                interest-$24,368,325)
23,887,000
------------------------------------------------
------------
Total Investments--99.9%
             (cost $1,148,220,254; Note 4)
1,566,847,401
             Other assets in excess of
                liabilities--0.1%
1,530,519

--------------
             Net Assets--100%
$1,568,377,920

--------------

--------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities
PRUDENTIAL JENNISON SERIES FUND, INC.
(Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
--------------------------------

Assets
March 31, 1998

---------------
Investments, at value (cost
$1,148,220,254).................................
 ...............................
$1,566,847,401
Cash............................................
 ................................................
 ...........            130,116
Receivable for Series shares
sold............................................
 ..............................
6,927,244
Receivable for investments
sold............................................
 ................................
5,661,019
Dividends and interest
receivable......................................
 ....................................
1,138,136
Deferred expenses and other
assets..........................................
 ...............................
111,973

--------------
   Total
assets..........................................
 ................................................
 ..      1,580,815,889

--------------
Liabilities
Payable for investments
purchased.......................................
 ...................................
7,189,853
Payable for Series shares
reacquired......................................
 .................................
3,645,836
Management fee
payable.........................................
 ............................................
771,096
Distribution fees
payable.........................................
 .........................................
505,527
Accrued expenses and other
liabilities.....................................
 ................................
262,991
Withholding taxes
payable.........................................
 .........................................
62,666

--------------
   Total
liabilities.....................................
 ................................................
 ..         12,437,969

--------------
Net
Assets..........................................
 ................................................
 .......     $1,568,377,920

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.............................................
 .......................................      $
100,772
   Paid-in capital in excess of
par.............................................
 ...........................      1,104,289,308

--------------

1,104,390,080
   Accumulated net investment
loss............................................
 .............................
(1,771,678)
   Accumulated net realized gain on
investments.....................................
 .......................         47,132,371
   Net unrealized appreciation on
investments.....................................
 .........................        418,627,147

--------------
Net assets, March 31,
1998............................................
 .....................................
$1,568,377,920

--------------

--------------
Class A:
   Net asset value and redemption price per
share
      ($192,729,059 / 12,329,412 shares of
common stock issued and
outstanding)............................
$15.63
   Maximum sales charge (5% of offering
price)..........................................
 ...................                .82

--------------
   Maximum offering price to
public..........................................
 ..............................
$16.45

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($535,940,276 / 34,953,614 shares of
common stock issued and
outstanding)............................
$15.33

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($34,581,238 / 2,255,384 shares of common
stock issued and
outstanding)..............................
$15.33

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($805,127,347 / 51,233,288 shares of
common stock issued and
outstanding)............................
$15.71

--------------

--------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------
------------

Six Months

Ended
Net Investment Income (Loss)
March 31, 1998
Income
   Dividends (net of foreign withholding
      taxes of $80,276).....................
$  5,062,637
   Interest.................................
909,843
                                               -
-------------
      Total income..........................
5,972,480
                                               -
-------------
Expenses
   Management fee...........................
3,938,345
   Distribution fee--Class A................
194,325
   Distribution fee--Class B................
2,238,115
   Distribution fee--Class C................
140,025
   Transfer agent's fees and expenses.......
899,000
   Registration fees........................
100,000
   Reports to shareholders..................
90,000
   Custodian's fees and expenses............
65,000
   Legal fees and expenses..................
30,000
   Amortization of deferred organization
      expense...............................
20,000
   Audit fee................................
10,000
   Directors' fees and expenses.............
4,000
   Miscellaneous............................
15,348
                                               -
-------------
      Total expenses........................
7,744,158
                                               -
-------------
Net investment loss.........................
(1,771,678)
                                               -
-------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions.............................
74,543,539
Net change in unrealized appreciation on
   investments..............................
84,851,179
                                               -
-------------
Net gain on investments.....................
159,394,718
                                               -
-------------
Net Increase in Net Assets
Resulting from Operations...................
$157,623,040
                                               -
-------------
                                               -
-------------

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------
------------

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)                March 31,
September 30,
in Net Assets                         1998
1997
Operations
   Net investment loss.........  $   (1,771,678)
$   (3,451,314)
   Net realized gain on
      investments..............      74,543,539
90,453,012
   Net change in unrealized
      appreciation of
      investments..............      84,851,179
224,732,097
                                 --------------
--------------
   Net increase in net assets
      resulting from
      operations...............     157,623,040
311,733,795
                                 --------------
--------------
Distributions from net realized
   gains (Note 1)
   Class A.....................     (12,677,688)
--
   Class B.....................     (37,861,226)
--
   Class C.....................      (2,330,817)
--
   Class Z.....................     (55,817,957)
--
                                 --------------
--------------
                                   (108,687,688)
--
                                 --------------
--------------
Series share transactions (net
   of share conversions) (Note
   5)
   Net proceeds from shares
      sold.....................     520,318,724
859,180,110
   Net asset value of shares
      issued in reinvestment of
      distributions............     106,812,422
--
   Cost of shares reacquired...    (307,118,438)
(666,161,401)
                                 --------------
--------------
   Net increase in net assets
      from Series share
      transactions.............     320,012,708
193,018,709
                                 --------------
--------------
Total increase.................     368,948,060
504,752,504
Net Assets
Beginning of period............   1,199,429,860
694,677,356
                                 --------------
--------------
End of period..................  $1,568,377,920
$1,199,429,860
                                 --------------
--------------
                                 --------------
--------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL JENNISON SERIES FUND, INC.
Notes to Financial Statements (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
--------------------------------
Prudential Jennison Growth Fund (the 'Series') is a separately managed series of Prudential Jennison Series Fund, Inc., formerly
Prudential Jennison Fund, Inc.
(the 'Fund'). The Fund was incorporated in
Maryland on August 10, 1995 and is
registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series had no significant operations other than the issuance of 3,334 shares of Class A and 3,333 shares of Class B and Class C common stock for $100,000 on September
13, 1995 to Prudential
Investments Fund Management LLC ('PIFM').
Investment operations commenced on
November 2, 1995.

The Series' investment objective is to achieve
long-term growth of capital by
investing primarily in equity securities (common
stock, preferred stock and
securities convertible into common stock) of
established companies with
above-average growth prospects.
------------------------------------------------
------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the mean between the closing bid and asked prices on such day or at the bid price in the absence of an asked price, as provided by a pricing service. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by a principal market maker or independent pricing agent. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices provided by the respective exchange.
Futures contracts and options
thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

All securities are valued as of 4:15 p.m., New
York time.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date; interest income is recorded on the accrual basis and is net of discount accretion and premium amortization.
Expenses are recorded on the
accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Series' policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately
$200,000 of expenses were incurred
in connection with the organization of the Fund.
These costs have been deferred
and are being amortized ratably over a period of
sixty months from the date the
Series commenced investment operations.
------------------------------------------------
------------
Note 2. Agreements

The Fund has a management agreement with PIFM.
Pursuant to a subadvisory
agreement between PIFM and Jennison Associates
Capital Corp. ('Jennison'),
Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objectives and policies.

The management fee paid PIFM will be computed
daily and payable monthly, at an
annual rate of .60 of 1% of the average daily
net assets of the Series. PIFM
pays Jennison a subadvisory fee at an annual
rate of .30 of 1% of the average
daily net assets of the Series up to and
including
------------------------------------------------
--------------------------------
                                       7

PRUDENTIAL JENNISON SERIES FUND, INC.
Notes to Financial Statements (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
--------------------------------
$300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares. The Fund compensates PSI for distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI.
The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended
March 31, 1998.

PSI has advised the Series that it has received approximately $523,500 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 1998. From these fees, PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Series that for the six months ended March 31, 1998, it received approximately $364,300 and $4,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PIFM, Jennison and PSI are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Series has not borrowed any amounts pursuant to
the Agreement during the six
months ended March 31, 1998. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
------------------------------------------------
------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended March 31, 1998, the Series incurred fees of approximately
$872,000 for the services of PMFS. As
of March 31, 1998, approximately $161,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to nonaffiliates.

For the six months ended March 31, 1998, PSI
earned approximately $3,900 in
brokerage commissions from portfolio
transactions executed on behalf of the
Series.
------------------------------------------------
------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1998 were $507,289,543 and $310,503,272, respectively.

The cost of investments for federal income tax
purposes at March 31, 1998, was
$1,149,102,494 and, accordingly, net unrealized
appreciation of investments for
federal income tax purposes was $417,744,907
(gross unrealized
appreciation--$432,671,101; gross unrealized
depreciation--$14,926,194).
------------------------------------------------
------------
Note 5. Capital

The Series offers Class A, Class B, Class C and
Class Z shares. Class A shares
are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to
Class A shares on a quarterly basis
approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Class C shares are sold with a
contingent deferred sales charge of 1% during the first year. Class Z shares are not subject to any sales or redemption charge and are offered for sale to a limited group of investors.

There are 3 billion shares of $.001 par value
common stock authorized which are
divided into three series, each of which offers
four classes, designated Class
A, Class B, Class C and Class Z, each of which
consists
------------------------------------------------
--------------------------------
                                       8

PRUDENTIAL JENNISON SERIES FUND, INC.
Notes to Financial Statements (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
--------------------------------
of 250 million authorized shares. Of the shares outstanding at March 31, 1998,
PIFM owned 10,000 shares of the Series.

Transactions in shares of common stock were as follows:

Class A                                Shares
Amount
-----------------------------------  -----------
-------------
Six months ended March 31, 1998:
Shares sold........................    6,201,806
$  90,322,186
Shares issued in reinvestment of
  distributions....................      913,659
12,215,617
Shares reacquired..................
(4,405,206)    (64,157,690)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................    2,710,259
38,380,113
Shares issued upon conversion from
  Class B..........................      197,876
2,866,311
                                     -----------
-------------
Net increase in shares
  outstanding......................    2,908,135
$  41,246,424
                                     -----------
-------------
                                     -----------
-------------
Year ended September 30, 1997
Shares sold........................   25,998,077
$ 330,048,473
Shares reacquired..................
(24,630,004)   (310,892,744)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................    1,368,073
19,155,729
Shares issued upon conversion from
  Class B..........................      263,019
3,525,367
                                     -----------
-------------
Net increase in shares
  outstanding......................    1,631,092
$  22,681,096
                                     -----------
-------------
                                     -----------
-------------
Class B
-----------------------------------
Six months ended March 31, 1998:
Shares sold........................    9,015,610
$ 128,950,273
Shares issued in reinvestment of
  distributions....................    2,776,715
36,513,797
Shares reacquired..................
(4,271,763)    (60,164,723)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................    7,520,562
105,299,347
Shares reacquired upon conversion
  into
  Class A..........................
(201,525)     (2,866,311)
                                     -----------
-------------
Net increase in shares
  outstanding......................    7,319,037
$ 102,433,036
                                     -----------
-------------
                                     -----------
-------------
Year ended September 30, 1997
Shares sold........................   11,358,438
$ 145,846,890
Shares reacquired..................
(4,716,088)    (59,467,575)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................    6,642,350
86,379,315
Shares reacquired upon conversion
  into Class A.....................
(266,196)     (3,525,367)
                                     -----------
-------------
Net increase in shares
  outstanding......................    6,376,154
$  82,853,948
                                     -----------
-------------
                                     -----------
-------------
Class C                                Shares
Amount
-----------------------------------  -----------
-------------
Six months ended March 31, 1998:
Shares sold........................      616,057
$   8,880,804
Shares issued in reinvestment of
  distributions....................      172,793
2,272,229
Shares reacquired..................
(189,533)     (2,705,557)
                                     -----------
-------------
Net increase in shares
  outstanding......................      599,317
$   8,447,476
                                     -----------
-------------
                                     -----------
-------------
Year ended September 30, 1997
Shares sold........................      560,427
$   7,367,068
Shares reacquired..................
(307,304)     (3,823,506)
                                     -----------
-------------
Net increase in shares
  outstanding......................      253,123
$   3,543,562
                                     -----------
-------------
                                     -----------
-------------
Class Z
-----------------------------------
Six months ended March 31, 1998:
Shares sold........................   20,056,092
$ 292,165,461
Shares issued in reinvestment of
  distributions....................    4,155,680
55,810,779
Shares reacquired..................
(12,456,271)   (180,090,468)
                                     -----------
-------------
Net increase in shares
  outstanding......................   11,755,501
$ 167,885,772
                                     -----------
-------------
                                     -----------
-------------
Year ended September 30, 1997
Shares sold........................   30,018,513
$ 375,917,679
Shares reacquired..................
(23,558,475)   (291,977,576)
                                     -----------
-------------
Net increase in shares
  outstanding......................    6,460,038
$  83,940,103
                                     -----------
-------------
                                     -----------
-------------

------------------------------------------------
--------------------------------
                                       9

PRUDENTIAL JENNISON SERIES FUND, INC.
Financial Highlights (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
--------------------------------

Class A                             Class B

------------------------------------------------
-     -------------

November 2,

Six Months           Year             1995(a)
Six Months

Ended             Ended            Through
Ended

March 31,       September 30,     September 30,
March 31,

1998              1997              1996
1998

-------------     -------------     ------------
-     -------------
PER SHARE OPERATING PERFORMANCE
*Net asset value, beginning of
period...................      $   15.39
$   10.97          $ 10.00          $   15.18

-------------     -------------         ------
-------------
Income from investment operations
Net investment income
(loss)(d)........................
(.01)             (.03)            (.03)
(.06)
Net realized and unrealized gain on investment

transactions....................................
 ....           1.56              4.45
1.00               1.52

-------------     -------------         ------
-------------
   Total from investment
operations....................           1.55
4.42              .97               1.46
Less distributions
Distributions from net realized
gains..................          (1.31)
--               --              (1.31)

-------------     -------------         ------
-------------
Net asset value, end of
period.........................      $   15.63
$   15.39          $ 10.97          $   15.33

-------------     -------------         ------
-------------

-------------     -------------         ------
-------------
TOTAL
RETURN(c).......................................
 .          11.51%            40.29%
9.70%             11.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)........................      $ 192,729
$ 145,022          $85,440          $ 535,940
Average net assets
(000)...............................      $
155,887         $ 105,982          $70,667
$ 448,853
Ratios to average net assets:
   Expenses, including distribution
fees...............           1.04%(e)
1.09%            1.23%(e)           1.79%(e)
   Expenses, excluding distribution
fees...............            .79%(e)
 .84%             .98%(e)            .79%(e)
   Net investment income
(loss)........................
(.13)%(e)         (.25)%           (.37)%(e)
(.88)%(e)
Portfolio turnover
rate................................
24%               63%              42%
24%
Average commission rate paid per
share.................      $   .0579         $
 .0596          $ .0611          $   .0579


November 2,

Year             1995(a)

Ended            Through

September 30,     September 30,

1997              1996

-------------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period...................    $   10.89         $
10.00

-------------     -------------
Income from investment operations
Net investment income
(loss)(d)........................         (.12)
(.10)
Net realized and unrealized gain on investment

transactions....................................
 ....         4.41               .99

-------------     -------------
   Total from investment
operations....................         4.29
 .89
Less distributions
Distributions from net realized
gains..................           --
--

-------------     -------------
Net asset value, end of
period.........................    $   15.18
$   10.89

-------------     -------------

-------------     -------------
TOTAL
RETURN(c).......................................
 .        39.39%             8.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)........................    $ 419,405
$ 231,541
Average net assets
(000)...............................    $
299,476         $ 162,412
Ratios to average net assets:
   Expenses, including distribution
fees...............         1.84%
1.98%(e)
   Expenses, excluding distribution
fees...............          .84%
 .98%(e)
   Net investment income
(loss)........................        (1.00)%
(1.12)%(e)
Portfolio turnover
rate................................
63%               42%
Average commission rate paid per
share.................    $   .0596         $
 .0611

---------------
(a) Commencement of investment operations.
(b) Commencement of offering of Class Z shares.
(c) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(d) Calculated based upon weighted average
shares outstanding during the period.
(e) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     10

PRUDENTIAL JENNISON SERIES FUND, INC.
Financial Highlights (Unaudited)
PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------
--------------------------------

Class C                             Class Z

------------------------------------------------
-     -------------

November 2,

Six Months           Year             1995(a)
Six Months

Ended             Ended            Through
Ended

March 31,       September 30,     September 30,
March 31,

1998              1997              1996
1998

-------------     -------------     ------------
-     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period...................       $ 15.18
$   10.89          $ 10.00          $   15.45

------        -------------         ------
-------------
Income from investment operations
Net investment income
(loss)(d)........................          (.06)
(.12)            (.10)               .01
Net realized and unrealized gain on investment

transactions....................................
 ....          1.52               4.41
 .99               1.56

------        -------------         ------
-------------
   Total from investment
operations....................          1.46
4.29              .89               1.57

------        -------------         ------
-------------
Less distributions
   Distributions from net realized
gains...............         (1.31)
--               --              (1.31)

------        -------------         ------
-------------
Net asset value, end of
period.........................       $ 15.33
$   15.18          $ 10.89          $   15.71

------        -------------         ------
-------------

------        -------------         ------
-------------
TOTAL
RETURN(c).......................................
 .         11.05%             39.39%
8.90%             11.60%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)........................       $34,581
$  25,134          $15,281          $ 805,127
Average net assets
(000)...............................
$28,082          $  18,248          $12,550
$ 683,567
Ratios to average net assets:
   Expenses, including distribution
fees...............          1.79%(e)
1.84%            1.98%(e)            .79%(e)
   Expenses, excluding distribution
fees...............           .79%(e)
 .84%             .98%(e)            .79%(e)
   Net investment income
(loss)........................
(.88)%(e)         (1.00)%          (1.12)%(e)
 .12%(e)
Portfolio turnover
rate................................
24%                63%              42%
24%
Average commission rate paid per
share.................       $ .0579          $
 .0596          $ .0611          $   .0579


April 15,

Year             1996(b)

Ended            Through

September 30,     September 30,

1997              1996

-------------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period...................    $   10.98         $
10.32

-------------     -------------
Income from investment operations
Net investment income
(loss)(d)........................           --
(.02)
Net realized and unrealized gain on investment

transactions....................................
 ....         4.47               .68

-------------     -------------
   Total from investment
operations....................         4.47
 .66

-------------     -------------
Less distributions
   Distributions from net realized
gains...............           --
--

-------------     -------------
Net asset value, end of
period.........................    $   15.45
$   10.98

-------------     -------------

-------------     -------------
TOTAL
RETURN(c).......................................
 .        40.71%             6.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)........................    $ 609,869
$ 362,416
Average net assets
(000)...............................    $
455,684         $  26,829
Ratios to average net assets:
   Expenses, including distribution
fees...............          .84%
 .98%(e)
   Expenses, excluding distribution
fees...............          .84%
 .98%(e)
   Net investment income
(loss)........................           --
(.12)%(e)
Portfolio turnover
rate................................
63%               42%
Average commission rate paid per
share.................    $   .0596         $
 .0611

---------------
(a) Commencement of investment operations.
(b) Commencement of offering of Class Z shares.
(c) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(d) Calculated based upon weighted average
shares outstanding during the period.
(e) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     11

Getting The Most From Your Prudential Mutual
Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk
Worth It?
Your financial advisor or registered
representative can help you match the
reward you seek with the risk you can tolerate.
And risk can be difficult to
gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial advisor or
registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Prudential Mutual Funds
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Newark, NJ  07102-4077
(800) 225-1852

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